CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) - JPY (¥) ¥ in Thousands	Common stock Class A Common	Common stock	Treasury stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit Cumulative adjustment	Accumulated deficit	Cumulative adjustment	Total
Balance, beginning of period at Dec. 31, 2018	¥ 100	¥ 245,000	¥ (3,000)	¥ 363,267	¥ (278)		¥ (722,644)		¥ (117,555)
Balance, beginning of period (in shares) at Dec. 31, 2018	1	3,765,000	92,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon initial public offering, net of offering costs and tax (Note 1)		¥ 350,000		350,000					700,000
Issuance of common stock upon initial public offering, net of offering costs and tax (Note 1) (in shares)		350,000
Net (loss) income							17,335		17,335
Foreign currency translation adjustments					¥ 278				278
Balance, end of period at Dec. 31, 2019	¥ 100	¥ 595,000	¥ (3,000)	713,267			(705,309)		600,058
Balance, end of period (in shares) at Dec. 31, 2019	1	4,115,000	92,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon initial public offering, net of offering costs and tax (Note 1)		¥ 584,313		304,879					889,192
Issuance of common stock upon initial public offering, net of offering costs and tax (Note 1) (in shares)		800,000
Net (loss) income							(539,170)		(539,170)
Balance, end of period at Dec. 31, 2020	¥ 100	¥ 1,179,313	¥ (3,000)	¥ 1,018,146		¥ (458,823)	¥ (1,703,302)	¥ (458,823)	¥ 491,257
Balance, end of period (in shares) at Dec. 31, 2020	1	4,915,000	92,500